Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: January 12, 2022

Payment Date	1/18/2022
Collection Period Start	12/1/2021
Collection Period End	12/31/2021
Interest Period Start	12/15/2021
Interest Period End	1/17/2022

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$134,129,550.24	$18,485,839.10	$115,643,711.14	0.282058	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$301,659,550.24	$18,485,839.10	$283,173,711.14

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$310,262,742.36	$291,392,552.76	0.233114
YSOC Amount	$5,539,357.07	$5,155,006.57
Adjusted Pool Balance	$304,723,385.29	$286,237,546.19
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$134,129,550.24	2.51000%	30/360	$280,554.31
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$301,659,550.24			$651,641.97

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$310,262,742.36	$291,392,552.76
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$304,723,385.29	$286,237,546.19
Number of Receivable Outstanding	33,531	32,659
Weight Average Contract Rate	4.48%	4.48%
Weighted Average Remaining Term (months)	29	28

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,169,352.63
Principal Collections	$18,801,662.39
Liquidation Proceeds	$119,759.00
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$20,090,774.02
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$20,090,774.02

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$258,552.29	$258,552.29	$—	$—	$19,832,221.73
Interest - Class A-1 Notes	$—	$—	$—	$—	$19,832,221.73
Interest - Class A-2 Notes	$—	$—	$—	$—	$19,832,221.73
Interest - Class A-3 Notes	$280,554.31	$280,554.31	$—	$—	$19,551,667.42
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$19,285,811.42
First Allocation of Principal	$—	$—	$—	$—	$19,285,811.42
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$19,243,514.42
Second Allocation of Principal	$—	$—	$—	$—	$19,243,514.42
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$19,213,273.09
Third Allocation of Principal	$3,162,004.05	$3,162,004.05	$—	$—	$16,051,269.04
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$16,018,575.71
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$3,758,575.71
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,758,575.71
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$694,740.66
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$694,740.66
Remaining Funds to Certificates	$694,740.66	$694,740.66	$—	$—	$—
Total	$20,090,774.02	$20,090,774.02	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$5,539,357.07
Increase/(Decrease)	$(384,350.50)
Ending YSOC Amount	$5,155,006.57

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$304,723,385.29	$286,237,546.19
Note Balance	$301,659,550.24	$283,173,711.14
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	7	$68,527.21
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	80	$119,759.00
Monthly Net Losses (Liquidation Proceeds)			$(51,231.79)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.17)%
Second Preceding Collection Period			0.10%
Preceding Collection Period			0.02%
Current Collection Period			(0.20)%
Four-Month Average Net Loss Ratio			(0.06)%
Cumulative Net Losses for All Periods			$1,815,680.38
Cumulative Net Loss Ratio			0.15%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.27%	75	$790,546.63
60-89 Days Delinquent	0.10%	23	$293,013.16
90-119 Days Delinquent	0.02%	3	$49,573.94
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.39%	101	$1,133,133.73

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	3	$51,002.79
Total Repossessed Inventory	5	$61,257.27

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	26	$342,587.10
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.12%
Second Preceding Collection Period		0.12%
Preceding Collection Period		0.10%
Current Collection Period		0.12%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2021.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.41	0.14%	35	0.11%